NON-CONTROLLING INTEREST (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
NON-CONTROLLING INTEREST
Non-controlling interest	€ 579	€ 668
Net assets attributable to NCI	€ 652	742
SCHMID Singapore Pte. Ltd.
NON-CONTROLLING INTEREST
NCI percentage	10.00%
SCHMID Taiwan Ltd.
NON-CONTROLLING INTEREST
NCI percentage	13.95%
SCHMID Technology Guangdong Co., Ltd.
NON-CONTROLLING INTEREST
Non-controlling interest	€ 0	€ 0
SCHMID Technology Guangdong Co., Ltd. | XJ Harbour HK Limited
NON-CONTROLLING INTEREST
Number of shares to be issued for acquisition of additional ownership in subsidiary		1,406,361
Consideration payable for acquisition of additional ownership interest in subsidiary		€ 30,000